Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,465	$ 7,428	$ 14,953	$ 15,161
Non-interest income (loss)	6,354	4,969	12,580	9,437
Total revenue	13,819	12,397	27,533	24,598
Provision for (recovery of) credit losses	1,071	599	2,072	1,289
Insurance service expenses	1,248	1,118	2,614	2,282
Non-interest expenses	8,401	6,756	16,431	14,868
Income (loss) before income taxes and share of net income from investment in Schwab	3,099	3,924	6,416	6,159
Provision for (recovery of) income taxes	729	859	1,363	1,798
Share of net income from investment in Schwab	194	241	335	526
Net income (loss)	2,564	3,306	5,388	4,887
Assets	1,966,668		1,966,668		$ 1,955,139
Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	194	241	335	526
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,812	3,377	7,645	6,916
Non-interest income (loss)	1,027	1,027	2,078	2,077
Total revenue	4,839	4,404	9,723	8,993
Provision for (recovery of) credit losses	467	247	890	574
Insurance service expenses	0	0	0	0
Non-interest expenses	1,957	1,903	3,941	3,766
Income (loss) before income taxes and share of net income from investment in Schwab	2,415	2,254	4,892	4,653
Provision for (recovery of) income taxes	676	629	1,368	1,299
Net income (loss)	1,739	1,625	3,524	3,354
Assets	572,130		572,130		560,303
Canadian Personal and Commercial Banking [Member] | Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0	0	0	0
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,841	3,034	5,740	6,201
Non-interest income (loss)	606	523	1,210	1,083
Total revenue	3,447	3,557	6,950	7,284
Provision for (recovery of) credit losses	380	190	765	390
Insurance service expenses	0	0	0	0
Non-interest expenses	2,597	2,022	5,007	4,062
Income (loss) before income taxes and share of net income from investment in Schwab	470	1,345	1,178	2,832
Provision for (recovery of) income taxes	73	189	68	393
Net income (loss)	580	1,406	1,487	2,990
Assets	563,351		563,351		560,585
U.S. Retail [member] | Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	183	250	377	551
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	304	258	589	541
Non-interest income (loss)	2,810	2,543	5,660	5,175
Total revenue	3,114	2,801	6,249	5,716
Provision for (recovery of) credit losses	0	1	0	1
Insurance service expenses	1,248	1,118	2,614	2,282
Non-interest expenses	1,027	963	2,074	1,972
Income (loss) before income taxes and share of net income from investment in Schwab	839	719	1,561	1,461
Provision for (recovery of) income taxes	218	195	385	383
Net income (loss)	621	524	1,176	1,078
Assets	22,522		22,522		22,293
Wealth Management and Insurance [Member] | Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0	0	0	0
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	189	498	387	1,023
Non-interest income (loss)	1,751	919	3,333	1,739
Total revenue	1,940	1,417	3,720	2,762
Provision for (recovery of) credit losses	55	12	65	44
Insurance service expenses	0	0	0	0
Non-interest expenses	1,430	1,189	2,930	2,072
Income (loss) before income taxes and share of net income from investment in Schwab	455	216	725	646
Provision for (recovery of) income taxes	94	66	159	165
Net income (loss)	361	150	566	481
Assets	670,663		670,663		673,398
Wholesale Banking [member] | Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0	0	0	0
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	319	261	592	480
Non-interest income (loss)	160	(43)	299	(637)
Total revenue	479	218	891	(157)
Provision for (recovery of) credit losses	169	149	352	280
Insurance service expenses	0	0	0	0
Non-interest expenses	1,390	679	2,479	2,996
Income (loss) before income taxes and share of net income from investment in Schwab	(1,080)	(610)	(1,940)	(3,433)
Provision for (recovery of) income taxes	(332)	(220)	(617)	(442)
Net income (loss)	(737)	(399)	(1,365)	(3,016)
Assets	138,002		138,002		$ 138,560
Corporate [member] | Schwab [Member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ 11	$ (9)	$ (42)	$ (25)